Net fee and commission income - Schedule of fee and commission expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fee and commission expense [abstract]
Funds transfer	€ 601	€ 659	€ 597
Securities business	147	140	170
Insurance broking	4	2	2
Asset management fees	9	8	4
Brokerage and advisory fees	330	282	220
Other	413	481	448
Total fee and commission expenses	€ 1,503	€ 1,571	€ 1,442